Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 347,225	$ 355,972	$ 309,310
Securitization and structured entities' liabilities	26,667	$ 25,759	27,068
Financial liabilities at fair value through profit or loss, category [member]
Fair value of financial instruments on balance sheet [line items]
Structured Note Liabilities	35,759		26,305
Metal Deposits	170		218
Securitization and structured entities' liabilities	2,377		1,252
Structured deposits	573		536
Financial assets at fair value through profit or loss [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	5,378		5,496
Residential mortgages loans	1,391		176
Financial assets at fair value through other comprehensive income [member]
Fair value of financial instruments on balance sheet [line items]
Business and government	$ 58		$ 60